Consolidated Changes in Stockholders' Deficit (USD $)	Preferred Stock, Series A [Member]	Preferred Stock, Series B [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Subscription Receivable [Member]	Total
Balance at Dec. 31, 2011	$ 1,800,000	$ 1,400,000	$ 121,624	$ (2,431,623)	$ (947,181)		$ (57,180)
Balance, shares at Dec. 31, 2011	1,800,000	1,400,000,000	121,623,524
Net loss					(627,349)		(627,349)
Balance at Dec. 31, 2012	1,800,000	1,400,000	121,624	(2,431,623)	(1,574,530)		(684,529)
Balance, shares at Dec. 31, 2012	1,800,000	1,400,000,000	121,623,524
Stock issued for cash ($0.001/share)			5,000	5,000			10,000
Stock issued for cash ($0.001/share), shares			5,000,000
Stock issued for cash ($0.002/share)			12,600	12,400			25,000
Stock issued for cash ($0.002/share), shares			12,600,000
Effect of merger and recapitalization pursuant to Share Purchase Agreement				(2,282,374)			(2,282,374)
Net loss					(282,199)		(282,199)
Balance at Mar. 31, 2013	$ 1,800,000	$ 1,400,000	$ 139,224	$ (4,696,597)	$ (1,856,729)		$ (3,214,102)
Balance, shares at Mar. 31, 2013	1,800,000	1,400,000,000	139,223,524